MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of marketable securities [Abstract]
Schedule of Marketable Securities
	December 31,
	2017	2016

Financial assets measured at fair value through profit or loss:

Corporate bonds and government treasury notes	$59,940	$71,738